Principal Accounting Policies (Acquisitions, ezTravel, Fair Value of Intangible Assets) (Details) (ezTravel [Member], CNY)	12 Months Ended
Dec. 31, 2009
Business acquisition [Line Items]
Fair value	45,700,613
Registered users on website	500,000
Customer list [Member]
Business acquisition [Line Items]
Fair value	5,055,378
Useful lives	3 years
Trademark [Member]
Business acquisition [Line Items]
Fair value	40,645,235
Useful lives	Indefinite